Equity - Non-controlling interests - Equity (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	€ 3,030	€ 2,653	€ 2,700
Debit part of equity attributable to non-controlling interests	(10)	(10)	(13)
Total equity attributable to non-controlling interests	3,020	2,643	2,687	€ 2,580
Orange Polska and subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	1,170	953	986
Sonatel [member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	826	755	736
Sub-Group Orange Cte d'Ivoire [Member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	257	230	200
Telekom Romania Communications [member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	€ 267
Telekom Romania Communications [member] | Orange Romania [member]
Disclosure of classes of share capital [line items]
Percent of ownership interest acquired	54.00%
Jordan Telecom and subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	€ 171	154	166
Medi Telecom [member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	148	127	148
Orange Belgium [member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	€ 138	€ 285	€ 275